Changes in Equity and Earnings Per Share - Summary of EPS (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Profit attributable to equity holders of AB InBev	$ 6,837	$ 5,855	$ 5,341
Weighted average number of ordinary and restricted shares	1,984	2,003	2,016
Basic EPS	$ 3.45	$ 2.92	$ 2.65
Profit attributable to equity holders of AB InBev	$ 6,837	$ 5,855	$ 5,341
Weighted average number of ordinary and restricted shares (diluted)	2,018	2,044	2,054
Diluted EPS	$ 3.39	$ 2.86	$ 2.6
Underlying profit	$ 7,410	$ 7,061	$ 6,158
Weighted average number of ordinary and restricted shares	1,984	2,003	2,016
Underlying EPS	$ 3.73	$ 3.53	$ 3.05